Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Receivable And Prepaid Expenses Abstract
Government authorities	$ 167	$ 144
Advances to suppliers	704	384
Prepaid expenses	442	366
Other	101	83
Other accounts receivable and prepaid expenses	$ 1,414	$ 977